Marketing Expenses	12 Months Ended
Dec. 31, 2024
Marketing Expenses
Marketing Expenses

Note 12 - Marketing Expenses

	For the years ended
	December 31	December 31
	2024	2023
	US Dollars (In thousands)
Salaries and related expenses	3	—
Professional expenses	2	153
Other expenses	—	10
Stock based compensation expenses	215	659

Total marketing expenses	220	822

IR-Med, Inc.

Notes to the Consolidated Financial Statements